UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                         MITCHELL GROUP, INC.
Address:                      1100 Louisiana
                              Suite 4810
                              Houston, Texas 77002

13F File Number:              801-34644

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                         Terry Jolly
Title:                        Vice President
Phone:                        713-759-2070

Signature, Place and Date of Signing:

     Terry Jolly   Houston, Texas    February 15, 2008

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                                                      Investment Discretion       Voting Authority
Issue                    Class     Cusip         Market       Shares  Sole Shared Other Mgr       Sole   Shared   None
------------------       -----     -----         ------       ------  ---- ------ ----- ---       ----   ------   ----
Anadarko Petroleum       Common    032511107       1439        21900   X                         21900
Apache Corp              Common    037411105      29592       275176   X                        275176
Approach Resources Inc   Common    03834A103       1080        84000   X                         84000
Bois d'Arc Energy        Common    09738U103       5785       291428   X                        291428
Cabot Oil & Gas          Common    127097103      28469       705200   X                        705200
Canadian Natural Resour  Common    136385101      23961       327609   X                        327609
Chevron Corp             Common    166764100      26277       281545   X                        281545
ConocoPhillips           Common    20825C104      21008       237920   X                        237920
Devon Energy Corp        Common    25179M103      28075       315764   X                        315764
El Paso Corporation      Common    28336L109      16995       985788   X                        985788
Endeavour International  Common    29259G101      12004      8958300   X                       8958300
Equitable Res Inc        Common    294549100      14679       275500   X                        275500
Exxon Mobil Corp         Common    30231G102      25188       268848   X                        268848
Forest Oil Corp          Common    346091705      20849       410100   X                        410100
Hess Corporation         Common    42809H107      32936       326550   X                        326550
Kodiak Oil & Gas         Common    50015Q100        529       240300   X                        240300
National-Oilwell Varco,  Common    637071101      26668       363028   X                        363028
Noble Energy Inc         Common    655044105      12763       160500   X                        160500
Occidental Petroleum Co  Common    674599105      25361       329400   X                        329400
Petrohawk Energy Corpcm  Common    716495106      14141       816946   X                        816946
Quicksilver Res Inc      Common    74837R104       1633        27400   X                         27400
Range Resouces Corp      Common    75281A109      31196       607400   X                        607400
Schlumberger LTD         Common    806857108      20446       207850   X                        207850
Southern Union Company   Common    844030106      12937       440645   X                        440645
Southwestern Energy Co   Common    845467109      18939       339900   X                        339900
Talisman Energy, Inc     Common    87425E103      20375      1100150   X                       1100150
Transocean Inc           Common    G90073100      35656       249081   X                        249081
Whiting Petroleum Corpo  Common    966387102       2526        43800   X                         43800
Williams Companies       Common    969457100      27703       774250   X                        774250
XTO Energy Inc           Common    98385X106      24876       484349   X                        484349

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

For 13F Information Table Entry Total:   30

Form 13F Information Table Value Total:  564,085